Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD SERIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0001053425
HARTFORD BALANCED HLS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hartford Balanced HLS Fund
Supplement [Text Block]	hsfi_SupplementTextBlock

NOVEMBER 19, 2018

SUPPLEMENT TO

HARTFORD HLS FUNDS PROSPECTUS

DATED MAY 1, 2018, AS SUPPLEMENTED THROUGH NOVEMBER 1, 2018

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

(1)    Effective January 1, 2019, Hartford Funds Management Company, LLC has contractually agreed to continue the waiver of 0.03% of the Hartford Balanced HLS Fund's contractual management fee through April 30, 2020. Accordingly, effective January 1, 2019, under the heading “Hartford Balanced HLS Fund Summary Section - Your Expenses,” the Annual Fund Operating Expenses table as well as the expense examples will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Classes	IA	IB	IC
Management fees	0.62%	0.62%	0.62%
Distribution and/or service (12b-1) fees	None	0.25%	0.25%
Total other expenses	0.04%	0.04%	0.29%
Administrative services fee	None	None	0.25%
Other expenses	0.04%	0.04%	0.04%(1)
Total annual fund operating expenses	0.66%	0.91%	1.16%
Fee waiver and/or expense reimbursement(2)	0.03%	0.03%	0.03%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(2)	0.63%	0.88%	1.13%

(1)   “Other expenses” for Class IC shares are based on estimated amounts for the current fiscal year.

(2)    Effective January 1, 2019, Hartford Funds Management Company, LLC has contractually agreed to continue the waiver of 0.03% of the Fund's contractual management fee. This waiver will remain in effect until April 30, 2020 unless the Board of Directors of Hartford Series Fund, Inc. approves its earlier termination.

Example. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•      Your investment has a 5% return each year

•      The Fund's operating expenses remain the same (except that the examples reflect the management fee waiver for only the first year)

•      You reinvest all dividends and distributions

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	Year 1	Year 3	Year 5	Year 10
IA	$64	$208	$365	$820
IB	$90	$287	$501	$1,117
IC	$115	$366	$635	$1,406

Supplement One [Text Block]	hsfi_SupplementOneTextBlock	This Supplement should be retained with your Statutory Prospectus for future reference.